Schedule of Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Stock-based compensation costs	$ 1	$ 7	$ 1	$ 1,673	$ 2,334	$ 592
General And Administrative Expenses [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Stock-based compensation costs	1	2	1	1,595	2,297	498
Research and Development Expenses [Member]
Deferred Compensation Arrangement with Individual, Share-Based Payments [Line Items]
Stock-based compensation costs		$ 5		$ 78	$ 37	$ 94